SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefits (Details)	6 Months Ended
Jun. 30, 2020
Minimum
Employee benefits
Employer contribution (as a percent)	28.00%
Maximum
Employee benefits
Employer contribution (as a percent)	49.00%